Note 4 - Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022
Total property and equipment	$ 2,409,345	$ 3,351,097
Accumulated depreciation and impairment	(1,337,407)	(844,359)
Property and equipment, net	1,071,938	2,506,738
Leasehold Improvements [Member]
Total property and equipment	0	18,052
Machinery and Equipment [Member]
Total property and equipment	$ 2,409,345	$ 3,333,045